Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 144,355	SFr 121,800
of which encumbered	71,471	59,013
Fair value of collateral received with the right to sell or repledge	413,154	412,765
of which sold or repledged	184,837	185,935
Other information
Cash and securities restricted under foreign banking regulations	5,065	5,310
Swiss National Bank required minimum liquidity reserves	2,092	2,059
Bank
Assets pledged and collateral
Total assets pledged or assigned as collateral	144,355	121,800
of which encumbered	71,471	59,013
Fair value of collateral received with the right to sell or repledge	413,154	412,765
of which sold or repledged	184,837	185,935
Other information
Cash and securities restricted under foreign banking regulations	4,441	4,703
Swiss National Bank required minimum liquidity reserves	SFr 2,092	SFr 2,059